111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

April 29, 2015

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

MFS® Variable Insurance Trust (the “Trust”), on behalf of MFS® Global Equity Series, MFS® Growth Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series; MFS® New Discovery Series, MFS® Total Return Bond Series (formerly, MFS® Research Bond Series), MFS® Research Series, MFS® Total Return Series, MFS® Utilities Series and MFS Value® Series (the “Funds”); (File Nos. 33-74668 and 811-8326); Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 40 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 39 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of updating the Trust’s financial and other information and, in connection therewith, making certain other minor and conforming changes and also to reflect any edits in response to comments received by the Securities and Exchange Commission (the “SEC”) in connection with PEA No. 39 with respect to MFS Total Return Bond Series (formerly, MFS Research Bond Series).

In accordance with Rule 485(b)(4), we hereby represent that the amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-5843 or Nick Pirrotta at (617) 954-5846.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/bjn

Enclosures